Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Aristotle Funds Series Trust
Entity Central Index Key	0001959372
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class A
Trading Symbol	PLIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%*
[1]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 3,016,331,606
Holdings Count | $ / shares	471
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,016,331,606
Number of Holdings	471
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	21.8%
Federal National Mortgage Association	3.8%
Navient Student Loan Trust	1.7%
Palmer Square Loan Funding Ltd.	1.6%
JPMorgan Chase & Co.	1.5%
Goldman Sachs Group, Inc.	1.2%
Federal Home Loan Mortgage Corp.	1.1%
SMB Private Education Loan Trust	1.1%
Morgan Stanley	1.0%
Bank of America Corp.	0.9%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class C
Trading Symbol	PLNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.60%*
[2]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%	[2]
Net Assets	$ 3,016,331,606
Holdings Count | $ / shares	471
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,016,331,606
Number of Holdings	471
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	21.8%
Federal National Mortgage Association	3.8%
Navient Student Loan Trust	1.7%
Palmer Square Loan Funding Ltd.	1.6%
JPMorgan Chase & Co.	1.5%
Goldman Sachs Group, Inc.	1.2%
Federal Home Loan Mortgage Corp.	1.1%
SMB Private Education Loan Trust	1.1%
Morgan Stanley	1.0%
Bank of America Corp.	0.9%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class I
Trading Symbol	PLIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%*
[3]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[3]
Net Assets	$ 3,016,331,606
Holdings Count | $ / shares	471
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,016,331,606
Number of Holdings	471
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	21.8%
Federal National Mortgage Association	3.8%
Navient Student Loan Trust	1.7%
Palmer Square Loan Funding Ltd.	1.6%
JPMorgan Chase & Co.	1.5%
Goldman Sachs Group, Inc.	1.2%
Federal Home Loan Mortgage Corp.	1.1%
SMB Private Education Loan Trust	1.1%
Morgan Stanley	1.0%
Bank of America Corp.	0.9%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class I-2
Trading Symbol	PLIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$28	0.55%*
[4]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[4]
Net Assets	$ 3,016,331,606
Holdings Count | $ / shares	471
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,016,331,606
Number of Holdings	471
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	21.8%
Federal National Mortgage Association	3.8%
Navient Student Loan Trust	1.7%
Palmer Square Loan Funding Ltd.	1.6%
JPMorgan Chase & Co.	1.5%
Goldman Sachs Group, Inc.	1.2%
Federal Home Loan Mortgage Corp.	1.1%
SMB Private Education Loan Trust	1.1%
Morgan Stanley	1.0%
Bank of America Corp.	0.9%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle ESG Core Bond Fund
Class Name	Class I
Trading Symbol	PLEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle ESG Core Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%*
[5]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[5]
Net Assets	$ 28,096,002
Holdings Count | $ / shares	110
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$28,096,002
Number of Holdings	110
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	24.7%
Ford Credit Auto Owner Trust	4.0%
Navient Student Loan Trust	2.9%
Goldman Sachs Group, Inc.	2.1%
UBS Group AG	2.1%
Bank of America Corp.	2.0%
Morgan Stanley	1.9%
Oracle Corp.	1.7%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Fiserv, Inc.	1.6%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle ESG Core Bond Fund
Class Name	Class I-2
Trading Symbol	PLEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle ESG Core Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$25	0.48%*
[6]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[6]
Net Assets	$ 28,096,002
Holdings Count | $ / shares	110
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$28,096,002
Number of Holdings	110
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	24.7%
Ford Credit Auto Owner Trust	4.0%
Navient Student Loan Trust	2.9%
Goldman Sachs Group, Inc.	2.1%
UBS Group AG	2.1%
Bank of America Corp.	2.0%
Morgan Stanley	1.9%
Oracle Corp.	1.7%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Fiserv, Inc.	1.6%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Floating Rate Income Fund
Class Name	Class A
Trading Symbol	PLFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.02%*
[7]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[7]
Net Assets	$ 4,145,577,896
Holdings Count | $ / shares	162
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$4,145,577,896
Number of Holdings	162
Portfolio Turnover Rate	59%

Holdings [Text Block]

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC	3.2%
UKG, Inc.	2.9%
AssuredPartners, Inc.	2.9%
Dynasty Acquisition Co., Inc.	2.4%
Truist Insurance Holdings LLC	2.4%
Deerfield Dakota Holding LLC	2.3%
Applied Systems, Inc.	2.2%
Filtration Group Corp.	2.2%
Wand NewCo 3, Inc.	2.1%
ClubCorp Holdings, Inc.	2.0%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Floating Rate Income Fund
Class Name	Class C
Trading Symbol	PLBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.77%*
[8]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.77%	[8]
Net Assets	$ 4,145,577,896
Holdings Count | $ / shares	162
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$4,145,577,896
Number of Holdings	162
Portfolio Turnover Rate	59%

Holdings [Text Block]

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC	3.2%
UKG, Inc.	2.9%
AssuredPartners, Inc.	2.9%
Dynasty Acquisition Co., Inc.	2.4%
Truist Insurance Holdings LLC	2.4%
Deerfield Dakota Holding LLC	2.3%
Applied Systems, Inc.	2.2%
Filtration Group Corp.	2.2%
Wand NewCo 3, Inc.	2.1%
ClubCorp Holdings, Inc.	2.0%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Floating Rate Income Fund
Class Name	Class I
Trading Symbol	PLFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.69%*
[9]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[9]
Net Assets	$ 4,145,577,896
Holdings Count | $ / shares	162
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$4,145,577,896
Number of Holdings	162
Portfolio Turnover Rate	59%

Holdings [Text Block]

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC	3.2%
UKG, Inc.	2.9%
AssuredPartners, Inc.	2.9%
Dynasty Acquisition Co., Inc.	2.4%
Truist Insurance Holdings LLC	2.4%
Deerfield Dakota Holding LLC	2.3%
Applied Systems, Inc.	2.2%
Filtration Group Corp.	2.2%
Wand NewCo 3, Inc.	2.1%
ClubCorp Holdings, Inc.	2.0%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Floating Rate Income Fund
Class Name	Class I-2
Trading Symbol	PLFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$39	0.77%*
[10]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[10]
Net Assets	$ 4,145,577,896
Holdings Count | $ / shares	162
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$4,145,577,896
Number of Holdings	162
Portfolio Turnover Rate	59%

Holdings [Text Block]

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC	3.2%
UKG, Inc.	2.9%
AssuredPartners, Inc.	2.9%
Dynasty Acquisition Co., Inc.	2.4%
Truist Insurance Holdings LLC	2.4%
Deerfield Dakota Holding LLC	2.3%
Applied Systems, Inc.	2.2%
Filtration Group Corp.	2.2%
Wand NewCo 3, Inc.	2.1%
ClubCorp Holdings, Inc.	2.0%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle High Yield Bond Fund
Class Name	Class A
Trading Symbol	PLAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%*
[11]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[11]
Net Assets	$ 90,280,642
Holdings Count | $ / shares	206
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$90,280,642
Number of Holdings	206
Portfolio Turnover Rate	40%

Holdings [Text Block]

Top 10 Issuers	(%)
Venture Global LNG, Inc.	3.4%
MajorDrive Holdings IV LLC	2.7%
SPX FLOW, Inc.	2.6%
TransDigm, Inc.	2.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.7%
Chart Industries, Inc.	1.7%
LABL, Inc.	1.6%
1011778 BC ULC / New Red Finance, Inc.	1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	1.5%
Vistra Operations Co. LLC	1.4%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle High Yield Bond Fund
Class Name	Class C
Trading Symbol	PLCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.72%*
[12]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%	[12]
Net Assets	$ 90,280,642
Holdings Count | $ / shares	206
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$90,280,642
Number of Holdings	206
Portfolio Turnover Rate	40%

Holdings [Text Block]

Top 10 Issuers	(%)
Venture Global LNG, Inc.	3.4%
MajorDrive Holdings IV LLC	2.7%
SPX FLOW, Inc.	2.6%
TransDigm, Inc.	2.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.7%
Chart Industries, Inc.	1.7%
LABL, Inc.	1.6%
1011778 BC ULC / New Red Finance, Inc.	1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	1.5%
Vistra Operations Co. LLC	1.4%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle High Yield Bond Fund
Class Name	Class I
Trading Symbol	PLHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%*
[13]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[13]
Net Assets	$ 90,280,642
Holdings Count | $ / shares	206
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$90,280,642
Number of Holdings	206
Portfolio Turnover Rate	40%

Holdings [Text Block]

Top 10 Issuers	(%)
Venture Global LNG, Inc.	3.4%
MajorDrive Holdings IV LLC	2.7%
SPX FLOW, Inc.	2.6%
TransDigm, Inc.	2.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.7%
Chart Industries, Inc.	1.7%
LABL, Inc.	1.6%
1011778 BC ULC / New Red Finance, Inc.	1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	1.5%
Vistra Operations Co. LLC	1.4%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle High Yield Bond Fund
Class Name	Class I-2
Trading Symbol	PLHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$33	0.65%*
[14]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[14]
Net Assets	$ 90,280,642
Holdings Count | $ / shares	206
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$90,280,642
Number of Holdings	206
Portfolio Turnover Rate	40%

Holdings [Text Block]

Top 10 Issuers	(%)
Venture Global LNG, Inc.	3.4%
MajorDrive Holdings IV LLC	2.7%
SPX FLOW, Inc.	2.6%
TransDigm, Inc.	2.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.7%
Chart Industries, Inc.	1.7%
LABL, Inc.	1.6%
1011778 BC ULC / New Red Finance, Inc.	1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	1.5%
Vistra Operations Co. LLC	1.4%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class A
Trading Symbol	PLADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%*
[15]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[15]
Net Assets	$ 875,738,158
Holdings Count | $ / shares	257
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$875,738,158
Number of Holdings	257
Portfolio Turnover Rate	37%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.4%
Navient Student Loan Trust	3.9%
Morgan Stanley	2.6%
JPMorgan Chase & Co.	2.6%
Verizon Master Trust	2.5%
Ford Credit Auto Owner Trust	2.0%
Bank of America Corp.	2.0%
Neuberger Berman CLO Ltd.	1.8%
Dryden Senior Loan Fund	1.6%
DTE Energy Co.	1.6%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class C
Trading Symbol	PLCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.50%*
[16]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%	[16]
Net Assets	$ 875,738,158
Holdings Count | $ / shares	257
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$875,738,158
Number of Holdings	257
Portfolio Turnover Rate	37%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.4%
Navient Student Loan Trust	3.9%
Morgan Stanley	2.6%
JPMorgan Chase & Co.	2.6%
Verizon Master Trust	2.5%
Ford Credit Auto Owner Trust	2.0%
Bank of America Corp.	2.0%
Neuberger Berman CLO Ltd.	1.8%
Dryden Senior Loan Fund	1.6%
DTE Energy Co.	1.6%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class I
Trading Symbol	PLSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%*
[17]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[17]
Net Assets	$ 875,738,158
Holdings Count | $ / shares	257
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$875,738,158
Number of Holdings	257
Portfolio Turnover Rate	37%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.4%
Navient Student Loan Trust	3.9%
Morgan Stanley	2.6%
JPMorgan Chase & Co.	2.6%
Verizon Master Trust	2.5%
Ford Credit Auto Owner Trust	2.0%
Bank of America Corp.	2.0%
Neuberger Berman CLO Ltd.	1.8%
Dryden Senior Loan Fund	1.6%
DTE Energy Co.	1.6%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class I-2
Trading Symbol	PLDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$25	0.49%*
[18]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[18]
Net Assets	$ 875,738,158
Holdings Count | $ / shares	257
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$875,738,158
Number of Holdings	257
Portfolio Turnover Rate	37%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.4%
Navient Student Loan Trust	3.9%
Morgan Stanley	2.6%
JPMorgan Chase & Co.	2.6%
Verizon Master Trust	2.5%
Ford Credit Auto Owner Trust	2.0%
Bank of America Corp.	2.0%
Neuberger Berman CLO Ltd.	1.8%
Dryden Senior Loan Fund	1.6%
DTE Energy Co.	1.6%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class A
Trading Symbol	PLSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.94%*
[19]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[19]
Net Assets	$ 3,367,442,863
Holdings Count | $ / shares	416
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,367,442,863
Number of Holdings	416
Portfolio Turnover Rate	24%

Holdings [Text Block]

Top 10 Issuers	(%)
TransDigm, Inc.	2.0%
Venture Global LNG, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Morgan Stanley	1.9%
Goldman Sachs Group, Inc.	1.8%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.6%
Bank of America Corp.	1.5%
Vistra Operations Co. LLC	1.5%
Energy Transfer LP	1.4%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class C
Trading Symbol	PLCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.69%*
[20]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.69%	[20]
Net Assets	$ 3,367,442,863
Holdings Count | $ / shares	416
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,367,442,863
Number of Holdings	416
Portfolio Turnover Rate	24%

Holdings [Text Block]

Top 10 Issuers	(%)
TransDigm, Inc.	2.0%
Venture Global LNG, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Morgan Stanley	1.9%
Goldman Sachs Group, Inc.	1.8%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.6%
Bank of America Corp.	1.5%
Vistra Operations Co. LLC	1.5%
Energy Transfer LP	1.4%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class I
Trading Symbol	PLSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%*
[21]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[21]
Net Assets	$ 3,367,442,863
Holdings Count | $ / shares	416
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,367,442,863
Number of Holdings	416
Portfolio Turnover Rate	24%

Holdings [Text Block]

Top 10 Issuers	(%)
TransDigm, Inc.	2.0%
Venture Global LNG, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Morgan Stanley	1.9%
Goldman Sachs Group, Inc.	1.8%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.6%
Bank of America Corp.	1.5%
Vistra Operations Co. LLC	1.5%
Energy Transfer LP	1.4%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class I-2
Trading Symbol	PLSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$35	0.69%*
[22]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[22]
Net Assets	$ 3,367,442,863
Holdings Count | $ / shares	416
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,367,442,863
Number of Holdings	416
Portfolio Turnover Rate	24%

Holdings [Text Block]

Top 10 Issuers	(%)
TransDigm, Inc.	2.0%
Venture Global LNG, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Morgan Stanley	1.9%
Goldman Sachs Group, Inc.	1.8%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.6%
Bank of America Corp.	1.5%
Vistra Operations Co. LLC	1.5%
Energy Transfer LP	1.4%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Ultra Short Income Fund
Class Name	Class A
Trading Symbol	PLUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.57%*
[23]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[23]
Net Assets	$ 33,784,273
Holdings Count | $ / shares	112
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$33,784,273
Number of Holdings	112
Portfolio Turnover Rate	52%

Holdings [Text Block]

Top 10 Issuers	(%)
Magnetite CLO Ltd.	7.6%
Bank of America Corp.	5.6%
JPMorgan Chase & Co.	5.5%
TCI-Flatiron CLO Ltd.	4.8%
American Airlines Group, Inc.	4.2%
Goldman Sachs Group, Inc.	4.0%
Morgan Stanley	3.1%
Santander Consumer USA Holdings, Inc.	2.9%
Neuberger Berman CLO Ltd.	2.6%
Navient Student Loan Trust	2.0%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Ultra Short Income Fund
Class Name	Class I
Trading Symbol	PLUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%*
[24]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[24]
Net Assets	$ 33,784,273
Holdings Count | $ / shares	112
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$33,784,273
Number of Holdings	112
Portfolio Turnover Rate	52%

Holdings [Text Block]

Top 10 Issuers	(%)
Magnetite CLO Ltd.	7.6%
Bank of America Corp.	5.6%
JPMorgan Chase & Co.	5.5%
TCI-Flatiron CLO Ltd.	4.8%
American Airlines Group, Inc.	4.2%
Goldman Sachs Group, Inc.	4.0%
Morgan Stanley	3.1%
Santander Consumer USA Holdings, Inc.	2.9%
Neuberger Berman CLO Ltd.	2.6%
Navient Student Loan Trust	2.0%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Ultra Short Income Fund
Class Name	Class I-2
Trading Symbol	PLUDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$16	0.32%*
[25]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[25]
Net Assets	$ 33,784,273
Holdings Count | $ / shares	112
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$33,784,273
Number of Holdings	112
Portfolio Turnover Rate	52%

Holdings [Text Block]

Top 10 Issuers	(%)
Magnetite CLO Ltd.	7.6%
Bank of America Corp.	5.6%
JPMorgan Chase & Co.	5.5%
TCI-Flatiron CLO Ltd.	4.8%
American Airlines Group, Inc.	4.2%
Goldman Sachs Group, Inc.	4.0%
Morgan Stanley	3.1%
Santander Consumer USA Holdings, Inc.	2.9%
Neuberger Berman CLO Ltd.	2.6%
Navient Student Loan Trust	2.0%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Core Equity Fund
Class Name	Class A
Trading Symbol	ARALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.90%*
[26]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[26]
Net Assets	$ 439,556,158
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$439,556,158
Number of Holdings	50
Portfolio Turnover Rate	11%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	8.2%
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc.	4.7%
Amazon.com, Inc.	4.4%
Alphabet, Inc.	4.3%
Broadcom, Inc.	3.3%
JPMorgan Chase & Co.	2.8%
Costco Wholesale Corp.	2.6%
Trane Technologies PLC	2.2%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Core Equity Fund
Class Name	Class I
Trading Symbol	ARILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%*
[27]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[27]
Net Assets	$ 439,556,158
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$439,556,158
Number of Holdings	50
Portfolio Turnover Rate	11%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	8.2%
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc.	4.7%
Amazon.com, Inc.	4.4%
Alphabet, Inc.	4.3%
Broadcom, Inc.	3.3%
JPMorgan Chase & Co.	2.8%
Costco Wholesale Corp.	2.6%
Trane Technologies PLC	2.2%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Core Equity Fund
Class Name	Class I-2
Trading Symbol	AILLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$34	0.65%*
[28]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[28]
Net Assets	$ 439,556,158
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$439,556,158
Number of Holdings	50
Portfolio Turnover Rate	11%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	8.2%
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc.	4.7%
Amazon.com, Inc.	4.4%
Alphabet, Inc.	4.3%
Broadcom, Inc.	3.3%
JPMorgan Chase & Co.	2.8%
Costco Wholesale Corp.	2.6%
Trane Technologies PLC	2.2%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Growth Equity Fund
Class Name	Class A
Trading Symbol	ARAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%*
[29]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[29]
Net Assets	$ 310,979,464
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$310,979,464
Number of Holdings	39
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	12.0%
NVIDIA Corp.	11.8%
Apple, Inc.	10.7%
Amazon.com, Inc.	7.0%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	3.9%
Visa, Inc.	3.7%
ServiceNow, Inc.	3.0%
Home Depot, Inc.	2.7%
Costco Wholesale Corp.	2.4%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Growth Equity Fund
Class Name	Class I
Trading Symbol	ARIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.70%*
[30]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[30]
Net Assets	$ 310,979,464
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$310,979,464
Number of Holdings	39
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	12.0%
NVIDIA Corp.	11.8%
Apple, Inc.	10.7%
Amazon.com, Inc.	7.0%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	3.9%
Visa, Inc.	3.7%
ServiceNow, Inc.	3.0%
Home Depot, Inc.	2.7%
Costco Wholesale Corp.	2.4%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Growth Equity Fund
Class Name	Class I-2
Trading Symbol	AIGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$37	0.70%*
[31]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[31]
Net Assets	$ 310,979,464
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$310,979,464
Number of Holdings	39
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	12.0%
NVIDIA Corp.	11.8%
Apple, Inc.	10.7%
Amazon.com, Inc.	7.0%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	3.9%
Visa, Inc.	3.7%
ServiceNow, Inc.	3.0%
Home Depot, Inc.	2.7%
Costco Wholesale Corp.	2.4%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle International Equity Fund
Class Name	Class A
Trading Symbol	ARAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.04%*
[32]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[32]
Net Assets	$ 695,107,369
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$695,107,369
Number of Holdings	40
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Issuers	(%)
Ashtead Group PLC	3.7%
Brookfield Corp.	3.6%
Sony Group Corp.	3.4%
Safran SA	3.4%
MonotaRO Co. Ltd.	3.4%
Cameco Corp.	3.4%
Pan Pacific International Holdings Corp.	3.3%
Accenture PLC	3.3%
Nemetschek SE	3.3%
Roche Holding AG	3.2%

Top Ten Countries	(%)
United Kingdom	18.3%
Japan	18.0%
France	12.9%
Switzerland	8.4%
Germany	8.4%
Canada	8.4%
Ireland	6.1%
Netherlands	3.5%
Singapore	3.0%
Cash & Other	13.0%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle International Equity Fund
Class Name	Class I
Trading Symbol	ARIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.78%*
[33]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[33]
Net Assets	$ 695,107,369
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$695,107,369
Number of Holdings	40
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Issuers	(%)
Ashtead Group PLC	3.7%
Brookfield Corp.	3.6%
Sony Group Corp.	3.4%
Safran SA	3.4%
MonotaRO Co. Ltd.	3.4%
Cameco Corp.	3.4%
Pan Pacific International Holdings Corp.	3.3%
Accenture PLC	3.3%
Nemetschek SE	3.3%
Roche Holding AG	3.2%

Top Ten Countries	(%)
United Kingdom	18.3%
Japan	18.0%
France	12.9%
Switzerland	8.4%
Germany	8.4%
Canada	8.4%
Ireland	6.1%
Netherlands	3.5%
Singapore	3.0%
Cash & Other	13.0%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle International Equity Fund
Class Name	Class I-2
Trading Symbol	AIFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$41	0.78%*
[34]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[34]
Net Assets	$ 695,107,369
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$695,107,369
Number of Holdings	40
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Issuers	(%)
Ashtead Group PLC	3.7%
Brookfield Corp.	3.6%
Sony Group Corp.	3.4%
Safran SA	3.4%
MonotaRO Co. Ltd.	3.4%
Cameco Corp.	3.4%
Pan Pacific International Holdings Corp.	3.3%
Accenture PLC	3.3%
Nemetschek SE	3.3%
Roche Holding AG	3.2%

Top Ten Countries	(%)
United Kingdom	18.3%
Japan	18.0%
France	12.9%
Switzerland	8.4%
Germany	8.4%
Canada	8.4%
Ireland	6.1%
Netherlands	3.5%
Singapore	3.0%
Cash & Other	13.0%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class A
Trading Symbol	ARABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.15%*
[35]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[35]
Net Assets	$ 215,147,970
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$215,147,970
Number of Holdings	96
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	2.4%
AerCap Holdings NV	2.3%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.3%
Itron, Inc.	2.3%
ACI Worldwide, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Ardmore Shipping Corp.	1.9%
Belden, Inc.	1.8%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class C
Trading Symbol	AISBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.90%*
[36]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%	[36]
Net Assets	$ 215,147,970
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$215,147,970
Number of Holdings	96
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	2.4%
AerCap Holdings NV	2.3%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.3%
Itron, Inc.	2.3%
ACI Worldwide, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Ardmore Shipping Corp.	1.9%
Belden, Inc.	1.8%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class I
Trading Symbol	ARIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%*
[37]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[37]
Net Assets	$ 215,147,970
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$215,147,970
Number of Holdings	96
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	2.4%
AerCap Holdings NV	2.3%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.3%
Itron, Inc.	2.3%
ACI Worldwide, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Ardmore Shipping Corp.	1.9%
Belden, Inc.	1.8%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class I-2
Trading Symbol	AIBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$46	0.90%*
[38]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[38]
Net Assets	$ 215,147,970
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$215,147,970
Number of Holdings	96
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	2.4%
AerCap Holdings NV	2.3%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.3%
Itron, Inc.	2.3%
ACI Worldwide, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Ardmore Shipping Corp.	1.9%
Belden, Inc.	1.8%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class R6
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	ARRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.85%*
[39]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[39]
Net Assets	$ 215,147,970
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$215,147,970
Number of Holdings	96
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Issuers	(%)
Merit Medical Systems, Inc.	2.4%
AerCap Holdings NV	2.3%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.3%
Itron, Inc.	2.3%
ACI Worldwide, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.0%
Ardmore Shipping Corp.	1.9%
Belden, Inc.	1.8%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Small/Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	ARAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.15%*
[40]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[40]
Net Assets	$ 44,334,816
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$44,334,816
Number of Holdings	100
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Issuers	(%)
AerCap Holdings NV	2.3%
Dycom Industries, Inc.	2.3%
Merit Medical Systems, Inc.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
Huron Consulting Group, Inc.	2.1%
Belden, Inc.	2.0%
Carlisle Cos., Inc.	2.0%
Gartner, Inc.	2.0%
Itron, Inc.	1.9%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Small/Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	AISHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.90%*
[41]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.90%	[41]
Net Assets	$ 44,334,816
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$44,334,816
Number of Holdings	100
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Issuers	(%)
AerCap Holdings NV	2.3%
Dycom Industries, Inc.	2.3%
Merit Medical Systems, Inc.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
Huron Consulting Group, Inc.	2.1%
Belden, Inc.	2.0%
Carlisle Cos., Inc.	2.0%
Gartner, Inc.	2.0%
Itron, Inc.	1.9%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Small/Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	ARIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.85%*
[42]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[42]
Net Assets	$ 44,334,816
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$44,334,816
Number of Holdings	100
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Issuers	(%)
AerCap Holdings NV	2.3%
Dycom Industries, Inc.	2.3%
Merit Medical Systems, Inc.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
Huron Consulting Group, Inc.	2.1%
Belden, Inc.	2.0%
Carlisle Cos., Inc.	2.0%
Gartner, Inc.	2.0%
Itron, Inc.	1.9%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Small/Mid Cap Equity Fund
Class Name	Class I-2
Trading Symbol	AIHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$47	0.90%*
[43]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[43]
Net Assets	$ 44,334,816
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$44,334,816
Number of Holdings	100
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Issuers	(%)
AerCap Holdings NV	2.3%
Dycom Industries, Inc.	2.3%
Merit Medical Systems, Inc.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Baldwin Insurance Group, Inc.	2.1%
Huron Consulting Group, Inc.	2.1%
Belden, Inc.	2.0%
Carlisle Cos., Inc.	2.0%
Gartner, Inc.	2.0%
Itron, Inc.	1.9%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle/Saul Global Equity Fund
Class Name	Class A
Trading Symbol	ARAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%*
[44]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[44]
Net Assets	$ 37,897,741
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$37,897,741
Number of Holdings	48
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Issuers	(%)
Lennar Corp.	4.7%
Microsoft Corp.	4.7%
Martin Marietta Materials, Inc.	3.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.2%
Cameco Corp.	3.1%
MonotaRO Co. Ltd.	2.7%
Adobe, Inc.	2.7%
Microchip Technology, Inc.	2.6%
DBS Group Holdings Ltd.	2.6%
Amgen, Inc.	2.6%

Top Ten Countries	(%)
United States	44.2%
Japan	14.2%
Germany	9.1%
France	6.6%
Canada	5.3%
Switzerland	3.8%
United Kingdom	3.0%
Singapore	2.6%
South Korea	2.1%
Cash & Other	9.1%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle/Saul Global Equity Fund
Class Name	Class I
Trading Symbol	ARIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.78%*
[45]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[45]
Net Assets	$ 37,897,741
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$37,897,741
Number of Holdings	48
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Issuers	(%)
Lennar Corp.	4.7%
Microsoft Corp.	4.7%
Martin Marietta Materials, Inc.	3.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.2%
Cameco Corp.	3.1%
MonotaRO Co. Ltd.	2.7%
Adobe, Inc.	2.7%
Microchip Technology, Inc.	2.6%
DBS Group Holdings Ltd.	2.6%
Amgen, Inc.	2.6%

Top Ten Countries	(%)
United States	44.2%
Japan	14.2%
Germany	9.1%
France	6.6%
Canada	5.3%
Switzerland	3.8%
United Kingdom	3.0%
Singapore	2.6%
South Korea	2.1%
Cash & Other	9.1%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle/Saul Global Equity Fund
Class Name	Class I-2
Trading Symbol	AIOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$40	0.78%*
[46]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[46]
Net Assets	$ 37,897,741
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$37,897,741
Number of Holdings	48
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Issuers	(%)
Lennar Corp.	4.7%
Microsoft Corp.	4.7%
Martin Marietta Materials, Inc.	3.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.2%
Cameco Corp.	3.1%
MonotaRO Co. Ltd.	2.7%
Adobe, Inc.	2.7%
Microchip Technology, Inc.	2.6%
DBS Group Holdings Ltd.	2.6%
Amgen, Inc.	2.6%

Top Ten Countries	(%)
United States	44.2%
Japan	14.2%
Germany	9.1%
France	6.6%
Canada	5.3%
Switzerland	3.8%
United Kingdom	3.0%
Singapore	2.6%
South Korea	2.1%
Cash & Other	9.1%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Value Equity Fund
Class Name	Class A
Trading Symbol	ARAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.94%*
[47]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[47]
Net Assets	$ 703,460,245
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$703,460,245
Number of Holdings	44
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.3%
Lennar Corp.	3.8%
Microsoft Corp.	3.7%
Ameriprise Financial, Inc.	3.3%
Corteva, Inc.	2.9%
Adobe, Inc.	2.8%
Martin Marietta Materials, Inc.	2.7%
Amgen, Inc.	2.6%
Capital One Financial Corp.	2.6%
QUALCOMM, Inc.	2.5%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Value Equity Fund
Class Name	Class I
Trading Symbol	ARIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.69%*
[48]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[48]
Net Assets	$ 703,460,245
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$703,460,245
Number of Holdings	44
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.3%
Lennar Corp.	3.8%
Microsoft Corp.	3.7%
Ameriprise Financial, Inc.	3.3%
Corteva, Inc.	2.9%
Adobe, Inc.	2.8%
Martin Marietta Materials, Inc.	2.7%
Amgen, Inc.	2.6%
Capital One Financial Corp.	2.6%
QUALCOMM, Inc.	2.5%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Value Equity Fund
Class Name	Class I-2
Trading Symbol	AIQQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$35	0.69%*
[49]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[49]
Net Assets	$ 703,460,245
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$703,460,245
Number of Holdings	44
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.3%
Lennar Corp.	3.8%
Microsoft Corp.	3.7%
Ameriprise Financial, Inc.	3.3%
Corteva, Inc.	2.9%
Adobe, Inc.	2.8%
Martin Marietta Materials, Inc.	2.7%
Amgen, Inc.	2.6%
Capital One Financial Corp.	2.6%
QUALCOMM, Inc.	2.5%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class R6
Shareholder Report [Line Items]
Fund Name	Aristotle Value Equity Fund
Class Name	Class R6
Trading Symbol	ARRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.61%*
[50]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[50]
Net Assets	$ 703,460,245
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$703,460,245
Number of Holdings	44
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.3%
Lennar Corp.	3.8%
Microsoft Corp.	3.7%
Ameriprise Financial, Inc.	3.3%
Corteva, Inc.	2.9%
Adobe, Inc.	2.8%
Martin Marietta Materials, Inc.	2.7%
Amgen, Inc.	2.6%
Capital One Financial Corp.	2.6%
QUALCOMM, Inc.	2.5%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Aggressive Growth Fund
Class Name	Class A
Trading Symbol	POEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.70%*
[51]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[51]
Net Assets	$ 278,759,159
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$278,759,159
Number of Holdings	14
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Issuers	(%)
Aristotle Growth Equity Fund	18.5%
Vanguard Value ETF	16.8%
Aristotle Core Equity Fund	15.6%
Aristotle International Equity Fund	15.0%
Vanguard Mid-Cap Value ETF	8.2%
Vanguard Mid-Cap Growth ETF	5.1%
iShares Russell 2000 Value ETF	4.6%
iShares Russell 2000 Growth ETF	4.1%
Aristotle Core Income Fund	3.3%
Vanguard FTSE Emerging Markets ETF	3.1%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Aggressive Growth Fund
Class Name	Class C
Trading Symbol	POCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.45%*
[52]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.45%	[52]
Net Assets	$ 278,759,159
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$278,759,159
Number of Holdings	14
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Issuers	(%)
Aristotle Growth Equity Fund	18.5%
Vanguard Value ETF	16.8%
Aristotle Core Equity Fund	15.6%
Aristotle International Equity Fund	15.0%
Vanguard Mid-Cap Value ETF	8.2%
Vanguard Mid-Cap Growth ETF	5.1%
iShares Russell 2000 Value ETF	4.6%
iShares Russell 2000 Growth ETF	4.1%
Aristotle Core Income Fund	3.3%
Vanguard FTSE Emerging Markets ETF	3.1%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Aggressive Growth Fund
Class Name	Class I-2
Trading Symbol	POEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$24	0.45%*
[53]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[53]
Net Assets	$ 278,759,159
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$278,759,159
Number of Holdings	14
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Issuers	(%)
Aristotle Growth Equity Fund	18.5%
Vanguard Value ETF	16.8%
Aristotle Core Equity Fund	15.6%
Aristotle International Equity Fund	15.0%
Vanguard Mid-Cap Value ETF	8.2%
Vanguard Mid-Cap Growth ETF	5.1%
iShares Russell 2000 Value ETF	4.6%
iShares Russell 2000 Growth ETF	4.1%
Aristotle Core Income Fund	3.3%
Vanguard FTSE Emerging Markets ETF	3.1%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Conservative Fund
Class Name	Class A
Trading Symbol	POAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%*
[54]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[54]
Net Assets	$ 140,397,148
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$140,397,148
Number of Holdings	18
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top 10 Issuers	(%)
Aristotle Core Income Fund	39.1%
Aristotle Short Duration Income Fund	12.2%
Vanguard Total Bond Market ETF	10.5%
Vanguard Value ETF	7.2%
Aristotle Growth Equity Fund	5.5%
Aristotle High Yield Bond Fund	5.0%
Aristotle Core Equity Fund	4.5%
Aristotle International Equity Fund	3.2%
iShares TIPS Bond ETF	3.0%
Vanguard Emerging Markets Government Bond ETF	2.5%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Conservative Fund
Class Name	Class C
Trading Symbol	POACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.46%*
[55]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.46%	[55]
Net Assets	$ 140,397,148
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$140,397,148
Number of Holdings	18
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top 10 Issuers	(%)
Aristotle Core Income Fund	39.1%
Aristotle Short Duration Income Fund	12.2%
Vanguard Total Bond Market ETF	10.5%
Vanguard Value ETF	7.2%
Aristotle Growth Equity Fund	5.5%
Aristotle High Yield Bond Fund	5.0%
Aristotle Core Equity Fund	4.5%
Aristotle International Equity Fund	3.2%
iShares TIPS Bond ETF	3.0%
Vanguard Emerging Markets Government Bond ETF	2.5%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Conservative Fund
Class Name	Class I-2
Trading Symbol	PLCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$24	0.46%*
[56]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[56]
Net Assets	$ 140,397,148
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$140,397,148
Number of Holdings	18
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top 10 Issuers	(%)
Aristotle Core Income Fund	39.1%
Aristotle Short Duration Income Fund	12.2%
Vanguard Total Bond Market ETF	10.5%
Vanguard Value ETF	7.2%
Aristotle Growth Equity Fund	5.5%
Aristotle High Yield Bond Fund	5.0%
Aristotle Core Equity Fund	4.5%
Aristotle International Equity Fund	3.2%
iShares TIPS Bond ETF	3.0%
Vanguard Emerging Markets Government Bond ETF	2.5%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Growth Fund
Class Name	Class A
Trading Symbol	PODAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.70%*
[57]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[57]
Net Assets	$ 668,761,851
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$668,761,851
Number of Holdings	19
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Vanguard Value ETF	18.2%
Aristotle Growth Equity Fund	17.1%
Aristotle Core Equity Fund	13.2%
Aristotle International Equity Fund	12.1%
Aristotle Core Income Fund	10.4%
Vanguard Mid-Cap Value ETF	5.7%
Vanguard Mid-Cap Growth ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Aristotle High Yield Bond Fund	2.9%
iShares Russell 2000 Growth ETF	2.6%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Growth Fund
Class Name	Class C
Trading Symbol	PODCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.45%*
[58]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%	[58]
Net Assets	$ 668,761,851
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$668,761,851
Number of Holdings	19
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Vanguard Value ETF	18.2%
Aristotle Growth Equity Fund	17.1%
Aristotle Core Equity Fund	13.2%
Aristotle International Equity Fund	12.1%
Aristotle Core Income Fund	10.4%
Vanguard Mid-Cap Value ETF	5.7%
Vanguard Mid-Cap Growth ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Aristotle High Yield Bond Fund	2.9%
iShares Russell 2000 Growth ETF	2.6%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Growth Fund
Class Name	Class I-2
Trading Symbol	PMADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$23	0.45%*
[59]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[59]
Net Assets	$ 668,761,851
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$668,761,851
Number of Holdings	19
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Vanguard Value ETF	18.2%
Aristotle Growth Equity Fund	17.1%
Aristotle Core Equity Fund	13.2%
Aristotle International Equity Fund	12.1%
Aristotle Core Income Fund	10.4%
Vanguard Mid-Cap Value ETF	5.7%
Vanguard Mid-Cap Growth ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.6%
Aristotle High Yield Bond Fund	2.9%
iShares Russell 2000 Growth ETF	2.6%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Conservative Fund
Class Name	Class A
Trading Symbol	POBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%*
[60]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[60]
Net Assets	$ 208,371,581
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$208,371,581
Number of Holdings	18
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Aristotle Core Income Fund	32.6%
Vanguard Value ETF	11.4%
Aristotle Growth Equity Fund	7.9%
Vanguard Total Bond Market ETF	7.5%
Aristotle Core Equity Fund	7.4%
Aristotle International Equity Fund	7.2%
Aristotle High Yield Bond Fund	5.8%
Aristotle Short Duration Income Fund	3.8%
Vanguard FTSE Emerging Markets ETF	2.2%
Vanguard Mid-Cap Value ETF	2.1%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Conservative Fund
Class Name	Class C
Trading Symbol	POBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.46%*
[61]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.46%	[61]
Net Assets	$ 208,371,581
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$208,371,581
Number of Holdings	18
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Aristotle Core Income Fund	32.6%
Vanguard Value ETF	11.4%
Aristotle Growth Equity Fund	7.9%
Vanguard Total Bond Market ETF	7.5%
Aristotle Core Equity Fund	7.4%
Aristotle International Equity Fund	7.2%
Aristotle High Yield Bond Fund	5.8%
Aristotle Short Duration Income Fund	3.8%
Vanguard FTSE Emerging Markets ETF	2.2%
Vanguard Mid-Cap Value ETF	2.1%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Conservative Fund
Class Name	Class I-2
Trading Symbol	PMCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$24	0.46%*
[62]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[62]
Net Assets	$ 208,371,581
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$208,371,581
Number of Holdings	18
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Aristotle Core Income Fund	32.6%
Vanguard Value ETF	11.4%
Aristotle Growth Equity Fund	7.9%
Vanguard Total Bond Market ETF	7.5%
Aristotle Core Equity Fund	7.4%
Aristotle International Equity Fund	7.2%
Aristotle High Yield Bond Fund	5.8%
Aristotle Short Duration Income Fund	3.8%
Vanguard FTSE Emerging Markets ETF	2.2%
Vanguard Mid-Cap Value ETF	2.1%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Fund
Class Name	Class A
Trading Symbol	POCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%*
[63]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[63]
Net Assets	$ 742,355,377
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$742,355,377
Number of Holdings	18
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 10 Issuers	(%)
Aristotle Core Income Fund	21.3%
Aristotle Growth Equity Fund	16.2%
Vanguard Value ETF	15.2%
Aristotle Core Equity Fund	11.7%
Aristotle International Equity Fund	8.2%
Aristotle Short Duration Income Fund	4.7%
Aristotle High Yield Bond Fund	4.3%
Vanguard Total Bond Market ETF	3.1%
Vanguard FTSE Emerging Markets ETF	2.6%
Vanguard Mid-Cap Value ETF	2.6%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Fund
Class Name	Class C
Trading Symbol	POMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.45%*
[64]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%	[64]
Net Assets	$ 742,355,377
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$742,355,377
Number of Holdings	18
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 10 Issuers	(%)
Aristotle Core Income Fund	21.3%
Aristotle Growth Equity Fund	16.2%
Vanguard Value ETF	15.2%
Aristotle Core Equity Fund	11.7%
Aristotle International Equity Fund	8.2%
Aristotle Short Duration Income Fund	4.7%
Aristotle High Yield Bond Fund	4.3%
Vanguard Total Bond Market ETF	3.1%
Vanguard FTSE Emerging Markets ETF	2.6%
Vanguard Mid-Cap Value ETF	2.6%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Fund
Class Name	Class I-2
Trading Symbol	POMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$24	0.46%*
[65]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[65]
Net Assets	$ 742,355,377
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$742,355,377
Number of Holdings	18
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 10 Issuers	(%)
Aristotle Core Income Fund	21.3%
Aristotle Growth Equity Fund	16.2%
Vanguard Value ETF	15.2%
Aristotle Core Equity Fund	11.7%
Aristotle International Equity Fund	8.2%
Aristotle Short Duration Income Fund	4.7%
Aristotle High Yield Bond Fund	4.3%
Vanguard Total Bond Market ETF	3.1%
Vanguard FTSE Emerging Markets ETF	2.6%
Vanguard Mid-Cap Value ETF	2.6%

Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports

[1]
*	Expense ratio is annualized.

[2]
*	Expense ratio is annualized.

[3]
*	Expense ratio is annualized.

[4]
*	Expense ratio is annualized.

[5]
*	Expense ratio is annualized.

[6]
*	Expense ratio is annualized.

[7]
*	Expense ratio is annualized.

[8]
*	Expense ratio is annualized.

[9]
*	Expense ratio is annualized.

[10]
*	Expense ratio is annualized.

[11]
*	Expense ratio is annualized.

[12]
*	Expense ratio is annualized.

[13]
*	Expense ratio is annualized.

[14]
*	Expense ratio is annualized.

[15]
*	Expense ratio is annualized.

[16]
*	Expense ratio is annualized.

[17]
*	Expense ratio is annualized.

[18]
*	Expense ratio is annualized.

[19]
*	Expense ratio is annualized.

[20]
*	Expense ratio is annualized.

[21]
*	Expense ratio is annualized.

[22]
*	Expense ratio is annualized.

[23]
*	Expense ratio is annualized.

[24]
*	Expense ratio is annualized.

[25]
*	Expense ratio is annualized.

[26]
*	Expense ratio is annualized.

[27]
*	Expense ratio is annualized.

[28]
*	Expense ratio is annualized.

[29]
*	Expense ratio is annualized.

[30]
*	Expense ratio is annualized.

[31]
*	Expense ratio is annualized.

[32]
*	Expense ratio is annualized.

[33]
*	Expense ratio is annualized.

[34]
*	Expense ratio is annualized.

[35]
*	Expense ratio is annualized.

[36]
*	Expense ratio is annualized.

[37]
*	Expense ratio is annualized.

[38]
*	Expense ratio is annualized.

[39]
*	Expense ratio is annualized.

[40]
*	Expense ratio is annualized.

[41]
*	Expense ratio is annualized.

[42]
*	Expense ratio is annualized.

[43]
*	Expense ratio is annualized.

[44]
*	Expense ratio is annualized.

[45]
*	Expense ratio is annualized.

[46]
*	Expense ratio is annualized.

[47]
*	Expense ratio is annualized.

[48]
*	Expense ratio is annualized.

[49]
*	Expense ratio is annualized.

[50]
*	Expense ratio is annualized.

[51]
*	Expense ratio is annualized.

[52]
*	Expense ratio is annualized.

[53]
*	Expense ratio is annualized.

[54]
*	Expense ratio is annualized.

[55]
*	Expense ratio is annualized.

[56]
*	Expense ratio is annualized.

[57]
*	Expense ratio is annualized.

[58]
*	Expense ratio is annualized.

[59]
*	Expense ratio is annualized.

[60]
*	Expense ratio is annualized.

[61]
*	Expense ratio is annualized.

[62]
*	Expense ratio is annualized.

[63]
*	Expense ratio is annualized.

[64]
*	Expense ratio is annualized.

[65]
*	Expense ratio is annualized.